SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.4%

Communication Services – 5.0%
Entertainment - 1.1%
IMAX Corporation [1]	70,200	$1,439,802
Interactive Media & Services - 1.8%
DHI Group [1]	155,131	285,441
QuinStreet [1]	87,034	1,664,960
Vimeo [1]	104,835	529,417
		2,479,818
Media - 2.1%
Innovid Corp. [1]	408,410	735,138
Magnite [1]	93,633	1,296,817
Thryv Holdings [1]	41,665	717,888
		2,749,843
Total		6,669,463

Consumer Discretionary – 12.5%
Automobile Components - 1.7%
Modine Manufacturing [1]	11,024	1,463,877
Stoneridge [1]	77,970	872,484
		2,336,361
Diversified Consumer Services - 1.3%
Legacy Education [1]	118,111	543,323
Lincoln Educational Services [1]	98,346	1,174,251
		1,717,574
Hotels, Restaurants & Leisure - 1.2%
Century Casinos [1]	178,185	456,154
Lindblad Expeditions Holdings [1]	124,204	1,148,887
		1,605,041
Household Durables - 2.1%
Hovnanian Enterprises Cl. A [1]	7,387	1,509,681
Legacy Housing [1]	49,900	1,364,765
		2,874,446
Leisure Products - 1.4%
American Outdoor Brands [1]	123,777	1,141,224
MasterCraft Boat Holdings [1]	36,317	661,332
		1,802,556
Specialty Retail - 4.2%
Beyond [1]	73,253	738,390
Citi Trends [1]	59,635	1,095,495
OneWater Marine Cl. A [1]	43,006	1,028,274
Shoe Carnival	37,057	1,624,949
Zumiez [1]	54,100	1,152,330
		5,639,438
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley [1]	145,226	792,934
Total		16,768,350

Consumer Staples – 0.7%
Food Products - 0.7%
Seneca Foods Cl. A [1]	15,855	988,242
Total		988,242

Energy – 3.8%
Energy Equipment & Services - 3.6%
Natural Gas Services Group [1]	76,829	1,468,202
Newpark Resources [1]	221,300	1,533,609
Profire Energy [1]	620,326	1,042,148
Ranger Energy Services Cl. A	66,723	794,671
		4,838,630
Oil, Gas & Consumable Fuels - 0.2%
SandRidge Energy	22,946	280,629
Total		5,119,259

Financials – 12.9%
Banks - 8.3%
BayCom Corp.	64,651	1,533,522
Customers Bancorp [1]	20,434	949,159
First Foundation	30,594	190,907
HarborOne Bancorp	108,591	1,409,511
HBT Financial	65,451	1,432,068
HomeTrust Bancshares	45,876	1,563,454
Investar Holding	78,710	1,526,974
Midway Investments 1,[2]	1,751,577	0
Stellar Bancorp	42,845	1,109,257
Western New England Bancorp	161,702	1,374,467
		11,089,319
Capital Markets - 3.8%
Canaccord Genuity Group	175,658	1,167,633
Silvercrest Asset Management Group Cl. A	71,263	1,228,574
Sprott	30,380	1,316,553
StoneX Group [1]	17,181	1,406,780
		5,119,540
Financial Services - 0.8%
Cass Information Systems	25,348	1,051,435
Total		17,260,294

Health Care – 9.7%
Biotechnology - 3.2%
ARS Pharmaceuticals 1,[3]	88,576	1,284,352
CareDx [1]	55,712	1,739,607
Dynavax Technologies [1]	80,400	895,656
MeiraGTx Holdings [1]	104,907	437,462
		4,357,077
Health Care Equipment & Supplies - 2.6%
Apyx Medical [1]	270,273	335,139
Artivion [1]	64,144	1,707,513
Profound Medical [1]	100,163	796,890
Zynex [1]	76,478	624,060
		3,463,602
Health Care Providers & Services - 0.3%
Cross Country Healthcare [1]	33,603	451,624
Life Sciences Tools & Services - 2.4%
BioLife Solutions [1]	47,176	1,181,287
Harvard Bioscience [1]	282,422	759,715
Mesa Laboratories	9,920	1,288,212
		3,229,214
Pharmaceuticals - 1.2%
Harrow [1]	34,634	1,557,145
Total		13,058,662

Industrials – 25.9%
Aerospace & Defense - 1.6%
Astronics Corporation [1]	56,055	1,091,951
CPI Aerostructures [1]	143,579	493,912
Park Aerospace	41,785	544,459
		2,130,322
Building Products - 1.0%
Quanex Building Products	48,806	1,354,367
Commercial Services & Supplies - 3.9%
Acme United	33,682	1,402,519
CECO Environmental [1]	55,530	1,565,946
Montrose Environmental Group [1]	27,068	711,888
VSE Corporation	19,320	1,598,344
		5,278,697
Construction & Engineering - 3.4%
Bowman Consulting Group [1]	26,764	644,477
Concrete Pumping Holdings [1]	121,121	701,291
IES Holdings [1]	7,887	1,574,403
Northwest Pipe [1]	37,523	1,693,413
		4,613,584
Electrical Equipment - 1.2%
American Superconductor [1]	65,610	1,548,396
Ground Transportation - 0.7%
Covenant Logistics Group Cl. A	18,773	991,965
Machinery - 5.7%
Alimak Group [4]	84,457	945,053
Commercial Vehicle Group [1]	127,781	415,288
Graham Corporation [1]	56,650	1,676,273
Luxfer Holdings	87,344	1,131,105
Porvair [4]	144,872	1,278,751
Shyft Group (The)	81,905	1,027,908
Wabash National	62,838	1,205,861
		7,680,239
Marine Transportation - 1.2%
Clarkson [4]	31,114	1,534,517
Professional Services - 4.6%
CRA International	9,456	1,657,826
Forrester Research [1]	39,153	705,145
Kforce	17,400	1,069,230
NV5 Global [1]	10,300	962,844
Resources Connection	94,854	920,084
TrueBlue [1]	78,564	619,870
TTEC Holdings	51,307	301,172
		6,236,171
Trading Companies & Distributors - 2.6%
Alta Equipment Group	34,949	235,556
Distribution Solutions Group [1]	43,568	1,677,804
Transcat [1]	13,094	1,581,362
		3,494,722
Total		34,862,980

Information Technology – 23.8%
Communications Equipment - 4.5%
Applied Optoelectronics [1]	100,121	1,432,731
Clearfield [1]	31,652	1,233,162
Digi International [1]	44,859	1,234,968
Genasys [1]	247,185	879,979
Harmonic [1]	85,900	1,251,563
		6,032,403
Electronic Equipment, Instruments & Components - 8.2%
Arlo Technologies [1]	111,063	1,344,973
Bel Fuse Cl. B	17,287	1,357,202
Climb Global Solutions	7,506	747,147
FARO Technologies [1]	76,498	1,464,172
LightPath Technologies Cl. A [1]	383,700	525,669
Luna Innovations [1]	219,158	515,021
nLIGHT [1]	118,093	1,262,414
PAR Technology [1]	30,476	1,587,190
Powerfleet [1]	235,628	1,178,140
Richardson Electronics	4,936	60,910
Vishay Precision Group [1]	37,926	982,284
		11,025,122
Semiconductors & Semiconductor Equipment - 8.9%
Aehr Test Systems 1,[3]	52,109	669,601
Amtech Systems [1]	125,369	727,140
AXT [1]	165,820	401,284
Camtek	9,516	759,853
Cohu [1]	36,100	927,770
Ichor Holdings [1]	37,200	1,183,332
inTEST Corporation [1]	96,179	702,107
Kopin Corporation [1]	628,134	458,538
Nova [1]	6,752	1,406,712
NVE Corporation	14,973	1,195,893
PDF Solutions [1]	30,100	953,568
Photronics [1]	53,036	1,313,171
Ultra Clean Holdings [1]	32,418	1,294,451
		11,993,420
Software - 0.9%
Agilysys [1]	11,531	1,256,533
Technology Hardware, Storage & Peripherals - 1.3%
AstroNova [1]	71,761	965,903
Intevac [1]	222,067	755,028
		1,720,931
Total		32,028,409

Materials – 3.6%
Chemicals - 1.3%
Aspen Aerogels [1]	35,305	977,596
Core Molding Technologies [1]	44,453	765,036
		1,742,632
Metals & Mining - 2.3%
Altius Minerals	46,639	897,985
Ferroglobe	176,587	819,363
Major Drilling Group International [1]	211,100	1,306,449
		3,023,797
Total		4,766,429

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [1]	23,909	713,923
Total		713,923

TOTAL COMMON STOCKS
(Cost $96,506,602)		132,236,011

REPURCHASE AGREEMENT – 1.7%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $2,259,434 (collateralized by obligations of U.S. Government Agencies, 3.375% due 09/15/27, valued at $2,304,362) (Cost $2,259,168)		2,259,168

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.79%) (Cost $932,941)	932,941	932,941

TOTAL INVESTMENTS – 100.8%
(Cost $99,698,711)		135,428,120

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(1,040,251)

NET ASSETS – 100.0%		$134,387,869

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.6%

Communication Services – 1.9%
Media - 1.9%
Saga Communications Cl. A	111,320	$1,598,555
TEGNA	257,863	4,069,078
Total		5,667,633

Consumer Discretionary – 23.0%
Automobile Components - 1.3%
Visteon Corporation [1]	38,521	3,668,740
Diversified Consumer Services - 1.4%
frontdoor [1]	83,653	4,014,508
Hotels, Restaurants & Leisure - 1.2%
Bloomin’ Brands	214,864	3,551,702
Household Durables - 7.1%
M/I Homes [1]	33,260	5,699,434
Meritage Homes	23,735	4,867,337
PulteGroup	39,561	5,678,190
Tri Pointe Homes [1]	104,381	4,729,503
		20,974,464
Specialty Retail - 9.0%
Academy Sports & Outdoors	41,269	2,408,459
Buckle (The)	100,918	4,437,365
Caleres	156,946	5,187,065
Destination XL Group [1]	248,799	731,469
J.Jill	90,267	2,226,887
Shoe Carnival	119,544	5,242,004
Signet Jewelers	39,344	4,057,940
Williams-Sonoma	15,388	2,383,909
		26,675,098
Textiles, Apparel & Luxury Goods - 3.0%
Carter’s	23,751	1,543,340
Kontoor Brands	58,028	4,745,530
Oxford Industries	26,649	2,312,067
Steven Madden	6,764	331,368
		8,932,305
Total		67,816,817

Consumer Staples – 2.4%
Consumer Staples Distribution & Retail - 2.4%
Ingles Markets Cl. A	25,281	1,885,963
Village Super Market Cl. A	162,566	5,167,973
Total		7,053,936

Energy – 9.3%
Energy Equipment & Services - 0.7%
Helmerich & Payne	68,837	2,094,022
Oil, Gas & Consumable Fuels - 8.6%
Chord Energy	26,639	3,469,197
Civitas Resources	66,350	3,361,954
Crescent Energy Cl. A	380,680	4,168,446
Dorchester Minerals L.P.	128,786	3,882,898
Matador Resources	69,614	3,440,324
Riley Exploration Permian	121,595	3,221,052
SM Energy	93,586	3,740,632
		25,284,503
Total		27,378,525

Financials – 21.3%
Banks - 16.7%
Burke & Herbert Financial Services	68,581	4,182,755
Citizens Community Bancorp	126,322	1,789,983
CNB Financial	171,654	4,129,995
Dime Community Bancshares	173,628	5,000,486
Heritage Financial	193,388	4,210,057
Mid Penn Bancorp	147,256	4,392,646
OceanFirst Financial	43,784	813,945
Premier Financial	125,806	2,953,925
Princeton Bancorp	47,095	1,741,573
Riverview Bancorp	182,861	861,275
Timberland Bancorp	125,883	3,809,220
TrustCo Bank Corp NY	100,255	3,315,433
Unity Bancorp	143,440	4,885,566
Univest Financial	174,653	4,914,735
Western New England Bancorp	275,019	2,337,662
		49,339,256
Capital Markets - 1.6%
Evercore Cl. A	18,167	4,602,428
Financial Services - 1.4%
International Money Express [1]	223,397	4,130,611
Insurance - 1.6%
Tiptree	247,985	4,853,066
Total		62,925,361

Health Care – 6.3%
Biotechnology - 1.8%
Catalyst Pharmaceuticals [1]	268,493	5,337,641
Health Care Providers & Services - 2.3%
Molina Healthcare [1]	12,175	4,195,018
Patterson Companies	111,969	2,445,403
		6,640,421
Pharmaceuticals - 2.2%
Collegium Pharmaceutical [1]	114,345	4,418,291
SIGA Technologies	326,109	2,201,235
		6,619,526
Total		18,597,588

Industrials – 18.9%
Air Freight & Logistics - 0.8%
Hub Group Cl. A	55,613	2,527,611
Building Products - 2.7%
MasterBrand [1]	127,433	2,362,608
Quanex Building Products	109,857	3,048,531
UFP Industries	19,966	2,619,739
		8,030,878
Construction & Engineering - 1.1%
Sterling Infrastructure [1]	21,810	3,162,886
Ground Transportation - 3.1%
ArcBest Corporation	35,034	3,799,437
Schneider National Cl. B	102,370	2,921,640
Universal Logistics Holdings	54,200	2,336,562
		9,057,639
Machinery - 4.5%
Allison Transmission Holdings	46,744	4,490,696
Miller Industries	50,305	3,068,605
Terex Corporation	67,689	3,581,425
Wabash National	113,597	2,179,927
		13,320,653
Marine Transportation - 2.7%
Genco Shipping & Trading	205,093	3,999,314
Pangaea Logistics Solutions	555,980	4,019,735
		8,019,049
Professional Services - 4.0%
Barrett Business Services	118,692	4,452,137
IBEX [1]	218,675	4,369,126
Korn Ferry	40,262	3,029,313
		11,850,576
Total		55,969,292

Information Technology – 15.3%
Communications Equipment - 0.9%
Aviat Networks [1]	126,890	2,744,631
Electronic Equipment, Instruments & Components - 12.2%
Bel Fuse Cl. B	55,805	4,381,251
ePlus [1]	56,599	5,565,946
Flex [1]	156,885	5,244,666
Insight Enterprises [1]	11,686	2,517,047
Jabil	33,369	3,998,607
Kimball Electronics [1]	33,917	627,804
PC Connection	35,382	2,668,864
Sanmina Corporation [1]	80,328	5,498,452
TD SYNNEX	24,856	2,984,708
Vishay Intertechnology	127,184	2,405,049
		35,892,394
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology	69,209	2,117,795
Software - 0.4%
Adeia	93,165	1,109,595
Technology Hardware, Storage & Peripherals - 1.1%
Diebold Nixdorf [1]	71,563	3,196,004
Total		45,060,419

Real Estate – 1.2%
Real Estate Management & Development - 1.2%
RMR Group (The) Cl. A	143,500	3,642,030
Total		3,642,030

TOTAL COMMON STOCKS
(Cost $213,070,441)		294,111,601

REPURCHASE AGREEMENT – 0.5%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $1,581,495 (collateralized by obligations of U.S. Government Agencies, 3.50% due 09/30/26, valued at $1,613,007) (Cost $1,581,308)		1,581,308

TOTAL INVESTMENTS – 100.1%
(Cost $214,651,749)		295,692,909

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(304,268)

NET ASSETS – 100.0%		$295,388,641

1 Non-income producing.

2 A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

3 All or a portion of these securities were on loan as of September 30, 2024.

4 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

As of September 30, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$ 99,825,442	$35,602,678	$48,601,865	$12,999,187
Small-Cap Portfolio	216,035,539	79,657,370	87,981,397	8,324,027

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security; the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of September 30, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$128,477,691	$3,758,320	$0	$132,236,011
Repurchase Agreement	–	2,259,168	–	2,259,168
Money Market Fund/Collateral Received for Securities Loaned	932,941	–	–	932,941
Small-Cap Portfolio
Common Stocks	294,111,601	–	–	294,111,601
Repurchase Agreement	–	1,581,308	–	1,581,308

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of September 30, 2024, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2024.

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$932,941	$(895,400)	$37,541

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2024:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$1,054,125	$(1,026,100)	$28,025

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).